Offerings	Mar. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares, Each Representing 1/4,000th Interest in a Share of Non-Cumulative Perpetual Preferred Stock, Series H
Amount Registered | shares	16,000,000
Proposed Maximum Offering Price per Unit | shares	25
Maximum Aggregate Offering Price | $	$ 400,000,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 55,240
Offering Note
(1)	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares, Each Representing 1/4,000th Interest in a Share of Non-Cumulative Perpetual Preferred Stock, Series H
Amount Registered | shares	16,000,000
Proposed Maximum Offering Price per Unit | shares	25
Maximum Aggregate Offering Price | $	$ 400,000,000
Amount of Registration Fee | $	$ 55,240
Offering Note
(2)	The registrant previously paid the filing fees in connection with the offering for which this prospectus supplement relates on March 9, 2026 at the time of filing the final prospectus supplement related to its offering of Depositary Shares, each representing a 1/4,000th interest in a share of Non-Cumulative Perpetual Preferred Stock, Series H (the “Original Filing”). The Exhibit 107 Filing Fee Table included with the Original Filing inadvertently omitted Inline XBRL (iXBRL) tagging. The registrant is making this filing as a supplement to the Original Filing solely for the purposes of including an updated Exhibit 107 Filing Fee Table that includes iXBRL tagging.